INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE
INCOME TAX EXPENSE

31.    INCOME TAX EXPENSE

	2017	2018	2019
Current income tax expense	844,896	755,264	720,405
Deferred tax (benefit)/expense	(201,190)	67,255	(94,685)

	643,706	822,519	625,720

In general, the Group’s PRC entities are subject to PRC corporate income tax at the standard rate of 25% (2017: 25%, 2018: 25%) on their respective estimated assessable profits for the year. Certain branches and subsidiaries of the Company located in the western regions of the PRC are granted tax concessions including a preferential tax rate of 15% (2017: 15%, 2018: 15%).

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, and a reconciliation of the applicable rates to the effective tax rates are as follows:

	2017	2018	2019
Profit before income tax	3,049,175	2,264,514	2,113,801

Tax expense calculated at the statutory tax rate of 25% (2017 and 2018: 25%)	762,294	566,129	528,450
Tax effects of:
Preferential income tax rates applicable to certain branches and subsidiaries	(287,081)	(268,665)	(464,880)
Impact of change in income tax rate	98,150	23,425	4,594
Tax losses with no deferred tax assets recognized	296,728	434,103	588,267
Deductible temporary differences with no deferred tax assets recognized	308,657	384,072	41,695
Utilization of previously unrecognized tax losses and deductible temporary differences	(212,309)	(52,962)	(17,952)
Tax incentive in relation to deduction of certain expenses	(43,846)	(62,172)	(50,921)
Non-taxable income	(126,101)	(254,337)	(173,686)
Expenses not deductible for tax purposes	49,564	54,959	56,448
Write-off of unrecoverable deferred tax assets previously recognized	49,808	183,195	187,433
Profits and losses attributable to joint ventures and associates	—	40,029	(79,720)
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized	(274,726)	(233,940)	(3,868)
Adjustments in respect of current tax of previous periods	22,568	8,683	9,860

Income tax expense	643,706	822,519	625,720

Effective tax rate	21%	36%	30%

Share of income tax expense of associates and joint ventures of RMB79 million (2017: RMB86 million, 2018: RMB106 million) and RMB54 million (2017: RMB11 million, 2018: RMB 48 million) is included in “Share of profits and losses of associates” and “Share of profits and losses of joint ventures“, respectively.